Earnings per share ("EPS")	12 Months Ended
Dec. 31, 2017
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Earnings per share ("EPS")
10.	Earnings per share (“EPS”)

Basic EPS amounts are calculated by dividing the profit for the year attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year.

Diluted EPS amounts are calculated by dividing the profit attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The following reflects the income and share data used in the basic and diluted EPS computations:

	2015
	Amount after income tax	Weighted average number of ordinary shares outstanding*	Earnings per share
Basic earnings per share	NT$000	in thousands	NT$
Profit (loss) attributable to:
Equity holders of the Company
- Continuing operations	2,164,557		2.47
- Discontinued operations	(34,233)		(0.04)

Equity holders of the Company	2,130,324		2.43
Predecessors’ interests	(291,429)		(0.33)

	1,838,895	877,402	2.10

Diluted earnings per share
Employees’ bonuses		10,867
Restricted shares		27

Profit (loss) attributable to:
Equity holders of the Company
- Continuing operations	2,164,557		2.44
- Discontinued operations	(34,233)		(0.04)

Equity holders of the Company	2,130,324		2.40
Predecessors’ interests	(291,429)		(0.33)

	1,838,895	888,296	2.07

	2016
	Amount after income tax	Weighted average number of ordinary shares outstanding*	Earnings per share
Basic earnings per share	NT$000	In thousands	NT$
Profit (loss) attributable to:
Equity holders of the Company
- Continuing operations	1,829,327		2.13
- Discontinued operations	(122,105)		(0.14)

Equity holders of the Company	1,707,222		1.99
Predecessors’ interests	(306,012)		(0.35)

	1,401,210	859,644	1.64

Diluted earnings per share
Employees’ bonuses		3,035
Restricted shares		4,122

Profit (loss) attributable to:
Equity holders of the Company
- Continuing operations	1,829,327		2.11
- Discontinued operations	(122,105)		(0.14)

Equity holders of the Company	1,707,222		1.97
Predecessors’ interests	(306,012)		(0.35)

	1,401,210	866,801	1.62

	2017
	Amount after income tax	Weighted average number of ordinary shares outstanding	Earnings per share	Earnings per share
Basic earnings per share	NT$000	In thousands	NT$	US$
Profit attributable to:
Equity holders of the Company
- Continuing operations	981,929		1.16	0.04
- Discontinued operations	1,814,953		2.14	0.07

	2,796,882	846,686	3.30	0.11

Diluted earnings per share
Employees’ bonuses		14,034
Restricted shares		5,075

Profit attributable to:
Equity holders of the Company
- Continuing operations	981,929		1.13	0.04
- Discontinued operations	1,814,953		2.10	0.07

	2,796,882	865,795	3.23	0.11

*	The weighted average number of shares takes into account the weighted average effect of changes in treasury stock transaction during the year.